Cassidy & Associates
                        Attorneys at Law
                       215 Apolena Avenue
                 Newport Beach, California 92662
                          ----------
                  Email:  lwcassidy@aol.com

Telephone: 949/673-4510             Fax:  949/673-4525

                    February 22, 2017


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  Amendment No. 1 to
	       Echo Sound Acquisition Corporation
	       File No. 000-55735

Mesdames/Gentlemen:

     I attach for filing Amendment No. 1 to the Echo Sound
Acquisition Corporation registration statement on Form 10-12g.

This amendment corrects the incorrect name of the registrant used throughout the document and replaces it with the correct name, Echo Sound Acquisition Corporation.


	                         /s/ Lee Cassidy

				  Cell phone:  202-415-3563